Consolidated Statements of Stockholders' Deficit - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2015	0	239,219
Beginning balance, value at Dec. 31, 2015	$ 0	$ 239	$ 87,254	$ (783,596)	$ (696,103)
Common stock issued for cash, shares		5,242
Common stock issued for cash, value		$ 5	62,895		62,900
Common stock issued for services, shares		7,306
Common stock issued for services, value		$ 7	41,868		41,875
Common stock issued for patent, shares		10,269
Common stock issued for patent, value		$ 10	58,950		58,960
Common stock issued for conversion of debt, shares		73,150
Common stock issued for conversion of debt, value		$ 73	730,101		730,174
Common stock issued in lieu of interest, shares		1,167
Common stock issued in lieu of interest, value		$ 1	6,699		6,700
Preferred stock issued for conversion of debt, shares	112,690
Preferred stock issued for conversion of debt, value	$ 11		112,679		112,690
Fair value of options vested			241,433		241,433
Common stock issued for merger agreement, shares		266,667
Common stock issued for merger agreement, value		$ 267	56,087		56,354
Net loss				(1,194,804)	(1,194,804)
Ending balance, shares at Dec. 31, 2016	112,690	603,020
Ending balance, value at Dec. 31, 2016	$ 11	$ 602	1,397,966	(1,978,400)	(579,821)
Redemption of preferred stock for cash, shares	(112,690)
Redemption of preferred stock for cash, value	$ (11)		(112,679)		(112,690)
Common stock issued for cash, shares		1,747,757
Common stock issued for cash, value		$ 1,748	2,933,504		2,935,252
Common stock issued in extinguishment of debt, shares		1,388
Common stock issued in extinguishment of debt, value		$ 1	183,268		183,269
Fair value of options vested			192,789		192,789
Net loss				(2,558,547)	(2,558,547)
Ending balance, shares at Dec. 31, 2017	0	2,352,165
Ending balance, value at Dec. 31, 2017	$ 0	$ 2,351	$ 4,474,344	$ (4,536,947)	$ 60,252
Common stock issued for services, shares					90,000
Net loss					$ (1,504,780)
Ending balance, value at Jun. 30, 2018					$ 365,610